Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 1,027	$ 935	$ 940	$ 908
Additions	210	182	584	552
Claims paid	(193)	(174)	(509)	(511)
Currency translation adjustment and other	15	(4)	44	(10)
Balance at end of period	$ 1,059	$ 939	$ 1,059	$ 939